Issued Capital, Equity Compensation, and Warrants - Summary of Changes to Number of Restricted Shares (Details) - Restricted Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	1,550	490
Number of shares granted	246	1,589
Number of shares converted into common shares	(123)	(521)
Number of shares cancelled or forfeited	(5)	(8)
Number of shares outstanding balance	1,668	1,550